CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balances at Mar. 31, 2013	$ 19	$ 130,602	$ (142)	$ (124,775)
Balances (in shares) at Mar. 31, 2013	1,952,980
Proceeds from at-the-market facility	$ 0	6	0	0	$ 6
Proceeds from at-the-market facility (in shares)	1,810
Stock options exercised	$ 0	35	0	0	35
Stock options exercised (in shares)	10,000
Stock compensation expense and released restricted stock units	$ 1	351	0	0	352
Stock compensation expense and released restricted stock units (in shares)	40,397
Cumulative translation adjustment	$ 0	0	142		142
Net loss	0	0	0	(3,314)	(3,314)
Balances at Mar. 31, 2014	$ 20	130,994	0	(128,039)	$ 2,925
Balances (in shares) at Mar. 31, 2014	2,005,187				2,005,187
Proceeds from at-the-market facility	$ 0	23	0	0	$ 23
Proceeds from at-the-market facility (in shares)	7,101
Common stock issued	$ 80	9,204			$ 9,284
Common stock issued (in shares)	8,046,035				7,132,535
Proceeds from exercised warrants	$ 2	202	0	0	$ 204
Proceeds from exercised warrants (in shares)	160,000
Stock compensation expense and released restricted stock units	$ 3	661	0	0	664
Stock compensation expense and released restricted stock units (in shares)	250,797
Net loss	$ 0	0	0	(5,164)	(5,164)
Balances at Mar. 31, 2015	$ 105	$ 141,084	$ 0	$ (133,253)	$ 7,936	[1]
Balances (in shares) at Mar. 31, 2015	10,469,120				10,469,120
Net loss					$ (1,345)
Balances at Jun. 30, 2015					$ 7,055
Balances (in shares) at Jun. 30, 2015					10,487,373

[1]	Derived from the Company's audited consolidated financial statements.